Closed Block	12 Months Ended
Dec. 31, 2023
Closed Block
Closed Block

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block.

These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of both December 31, 2023 and 2022, the PDO was $ 0.0 million.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2023	December 31, 2022

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$2,982.9	$3,128.1
Other policyholder funds	5.1	5.1
Policyholder dividends payable	157.2	168.2
Income taxes currently payable	4.0	—
Other liabilities	23.2	24.9
Total Closed Block liabilities	3,172.4	3,326.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,766.7	1,690.2
Fixed maturities, trading	2.0	2.0
Equity securities	0.9	0.8
Mortgage loans	469.5	544.9
Policy loans	379.9	407.4
Other investments	61.2	62.2
Total investments	2,680.2	2,707.5
Cash and cash equivalents	6.1	62.0
Accrued investment income	32.6	30.3
Reinsurance recoverable and deposit receivable	3.5	3.9
Premiums due and other receivables	3.4	4.1
Deferred tax asset	52.1	62.0
Other assets	5.3	0.1
Total assets designated to the Closed Block	2,783.2	2,869.9
Excess of Closed Block liabilities over assets designated to the Closed Block	389.2	456.4
Amounts included in accumulated other comprehensive income	(69.6)	(111.9)
Maximum future earnings to be recognized from Closed Block assets and liabilities	$319.6	$344.5

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenues
Premiums and other considerations	$166.1	$178.0	$196.1
Net investment income	127.3	129.1	137.6
Net realized capital losses	(10.0)	(21.2)	(4.6)
Total revenues	283.4	285.9	329.1

Expenses
Benefits, claims and settlement expenses	161.6	184.3	212.0
Dividends to policyholders	86.8	92.5	92.6
Operating expenses	2.6	2.2	2.3
Total expenses	251.0	279.0	306.9
Closed Block revenues, net of Closed Block expenses, before income taxes	32.4	6.9	22.2
Income taxes	6.1	0.7	3.9
Closed Block revenues, net of Closed Block expenses and income taxes	26.3	6.2	18.3
Funding adjustments and other transfers	(1.4)	28.5	(4.0)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustments	$24.9	$34.7	$14.3

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Beginning of year	$344.5	$379.2	$393.5
End of year	319.6	344.5	379.2
Change in maximum future earnings	$(24.9)	$(34.7)	$(14.3)

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.